Financial instruments (Details 30) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Financial assets	$ 98,085
Financial liabilities	4,518,600	$ 3,088,270
Level 1 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0	0
Level 1 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 1 of fair value hierarchy [member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	85	82
Level 2 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	1,270	4,614
Level 2 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	402	780
Level 2 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	8,954	5,695
Level 2 of fair value hierarchy [member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 2 of fair value hierarchy [member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		21,004
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	40,594	36,781
Level 2 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,704	5,528
Level 2 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	70,497	71,029
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	2,871,005	2,355,943
Level 2 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	72,900	13,511
Level 2 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	34,521	26,027
Level 3 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0	0
Level 3 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 3 of fair value hierarchy [member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	85	82
Fair value Informative [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0	0
Fair value Informative [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair value Informative [Member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		0
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	40,594	36,781
Fair value Informative [Member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,704	5,528
Fair value Informative [Member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	70,497	71,029
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	2,871,005	2,355,943
Fair value Informative [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	34,521	26,027
Fair Value [Member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	1,270	4,614
Fair Value [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	402	780
Fair Value [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	8,954	5,695
Fair Value [Member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair Value [Member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		21,004
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	72,900	13,511
Fair Value [Member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities	3,009,510	2,222,770
Gross carrying amount [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	85	82
Gross carrying amount [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0	0
Gross carrying amount [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Swaps Hedges, Investments [Member]
Financial instruments [Line Items]
Financial liabilities	0
Gross carrying amount [member] | Swaps [Member]
Financial instruments [Line Items]
Financial liabilities		0
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	40,594	36,781
Gross carrying amount [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	7,704	5,528
Gross carrying amount [member] | Bank borrowings [Member]
Financial instruments [Line Items]
Financial liabilities	69,613	69,376
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	2,445,219	1,816,626
Gross carrying amount [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	46,519	25,546
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	1,515,051	509,102
Cash and cash equivalents [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	1,515,051	509,102
Cash and cash equivalents [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	1,515,051	509,102
Time deposits [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	905,170	345,459
Time deposits [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	905,170	345,459
Time deposits [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	905,170	345,459
Derivative instruments [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	1,031	2,263
Forwards [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	1,031	2,263
Forwards [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	223	347
Options [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	223	347
Options [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	37,276
Hedging assets [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	37,276
Hedging assets [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0
Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	12,613
Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0
Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0
Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	12,613
Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0
Non-current accounts receivable [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	6,172	11,165
Non-current accounts receivable [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	6,172	11,165
Others [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	91	80
Others [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	91	80
Others [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	91	80
Equity Instruments [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	8,932	14,569
Equity Instruments [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Equity Instruments [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Equity Instruments [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Equity Instruments [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	8,932	14,569
Equity Instruments [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	$ 0	$ 0